Expense Example {- Fidelity Flex Conservative Income Bond Fund} - 08.31 Fidelity Flex Conservative Income Bond Fund Retail PRO -04 - Fidelity Flex Conservative Income Bond Fund - Fidelity Flex Conservative Income Bond Fund
Oct. 30, 2020 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none